Net Revenue - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018
Disclosure of contract liabilities [line items]
Revenue from the beginning balance of contract liability	$ 31,770.0
Accrued expenses and other current liabilities [member]
Disclosure of contract liabilities [line items]
Revenue from the beginning balance of contract liability	4,684.0	$ 32,434.8
Estimated sales returns and other allowances	55,406.0
Refund liabilities	$ 22,672.6